Share-based compensation (Summary of Restricted Share Units Activity) (Details) - 2011 Incentive Scheme [Member] - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Number of restricted shares
Outstanding at the end of the period (in shares)	10,307,400
Weighted average grant-date fair value
Outstanding at the end of the period (in dollars per share)	$ 3.8069
Restricted share units
Number of restricted shares
Outstanding at the beginning of the period (in shares)	27,113,132	25,229,634	30,874,144
Granted (in shares)	62,770,405	16,114,095	11,977,794
Forfeited (in shares)	(10,312,521)	(6,381,786)	(5,115,304)
Vested (in shares)	(6,918,126)	(7,848,811)	(12,507,000)
Outstanding at the end of the period (in shares)	72,652,890	27,113,132	25,229,634
Expected to vest at the end of the period (in shares)	69,119,313
Weighted average grant-date fair value
Outstanding at the beginning of the period (in dollars per share)	$ 3.9034	$ 4.9639	$ 4.4969
Granted (in dollars per share)	3.6059	3.0005	4.7052
Forfeited (in dollars per share)	3.9198	4.7840	4.6843
Vested (in dollars per share)	4.3045	4.7427	3.6776
Outstanding at the end of the period (in dollars per share)	3.6059	$ 3.9034	$ 4.9639
Expected to vest at the end of the period (in dollars per share)	$ 3.5939